Commitments and Contingencies - Additional Information (Detail) - USD ($)	Aug. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 13, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Line Items]
Contract receivable, due in next twelve months		$ 49,979,039
Contract receivable, due in year two		5,998,565
Contract receivable, due in year three		1,537,510
Long-term Debt		303,167,029	$ 353,529,457
Accrued Interest		$ 122,287
Equity Method Investment, Ownership Percentage		50.10%		51.00%	50.10%
MGC Aggressive Holdings Inc [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt		$ 27,083,331
Accrued Interest		$ 86,497
Equity Method Investment, Ownership Percentage		49.00%
Percentage of outstanding Loan balance		49.00%
Financial Guarantee [Member] | Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. [Member]
Commitments and Contingencies Disclosure [Line Items]
Long-term Debt		$ 36,823,331
Time Charters [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual Obligation		$ 1,473,000
Settlement Agreement [Member]
Commitments and Contingencies Disclosure [Line Items]
Proceeds from Deposits from Customers	$ 765,031